Trade and Other Receivables (Details 1) - USD ($)	Dec. 31, 2016	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	$ 119,228,484	$ 116,228,901
Financing Receivables Within Three Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	16,328,585	11,693,858
Financing Receivables From Three to Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	13,027,682	13,267,620
Financing Receivables Past Due Over Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	$ 89,872,217	$ 91,267,423